ALLOWANCE FOR CREDIT LOSSES	12 Months Ended
Dec. 31, 2012
ALLOWANCE FOR CREDIT LOSSES
ALLOWANCE FOR CREDIT LOSSES

17. ALLOWANCE FOR CREDIT LOSSES

In millions of dollars	2012	2011	2010
Allowance for loan losses at beginning of year	$30,115	$40,655	$36,033
Gross credit losses (1)(2)	(17,005)	(22,699)	(34,149)
Gross recoveries	2,774	3,012	3,526
Net credit losses (NCLs)	$(14,231)	$(19,687)	$(30,623)
NCLs	$14,231	$19,687	$30,623
Net reserve builds (releases) (1)	(1,908)	(8,525)	(6,517)
Net specific reserve builds (releases) (2)	(1,865)	174	855
Total provision for credit losses	$10,458	$11,336	$24,961
Other, net (3)	(887)	(2,189)	10,284
Allowance for loan losses at end of year	$25,455	$30,115	$40,655
Allowance for credit losses on unfunded lending commitments at beginning of year (4)	$1,136	$1,066	$1,157
Provision for unfunded lending commitments	(16)	51	(117)
Other, net	(1)	19	26
Allowance for credit losses on unfunded lending commitments at end of year (4)	$1,119	$1,136	$1,066
Total allowance for loans, leases, and unfunded lending commitments	$26,574	$31,251	$41,721

(1)         2012 includes approximately $635 million of incremental charge-offs related to OCC guidance issued in the third quarter of 2012, which required mortgage loans to borrowers that have gone through Chapter 7 of the U.S. Bankruptcy Code to be written down to collateral value. There was a corresponding approximate $600 million release in the third quarter of 2012 allowance for loan losses related to these charge-offs. 2012 also includes a benefit to charge-offs of approximately $40 million related to finalizing the impact of this OCC guidance in the fourth quarter of 2012.

(2)         2012 includes approximately $370 million of incremental charge-offs related to previously deferred principal balances on modified loans in the first quarter of 2012. These charge-offs were related to anticipated forgiveness of principal in connection with the national mortgage settlement. There was a corresponding approximate $350 million reserve release in the first quarter of 2012 related to these charge-offs.

(3)         2012 includes reductions of approximately $875 million related to the sale or transfer to held-for-sale of various U.S. loan portfolios. 2011 includes reductions of approximately $1.6 billion related to the sale or transfer to held-for-sale of various U.S. loan portfolios, approximately $240 million related to the sale of the Egg Banking PLC credit card business, approximately $72 million related to the transfer of the Citi Belgium business to held-for-sale and approximately $290 million related to FX translation. 2010 primarily includes an addition of $13.4 billion related to the impact of consolidating entities in connection with Citi’s adoption of SFAS 166/167 (see Note 1 to the Consolidated Financial Statements), reductions of approximately $2.7 billion related to the sale or transfer to held-for-sale of various U.S. loan portfolios and approximately $290 million related to the transfer of a U.K. first mortgage portfolio to held-for-sale.

(4)         Represents additional credit loss reserves for unfunded lending commitments and letters of credit recorded in Other liabilities on the Consolidated Balance Sheet.

Allowance for Credit Losses and Investment in Loans at December 31, 2012

In millions of dollars	Corporate	Consumer	Total
Allowance for loan losses at beginning of year	$2,879	$27,236	$30,115
Charge-offs	(640)	(16,365)	(17,005)
Recoveries	417	2,357	2,774
Replenishment of net charge-offs	223	14,008	14,231
Net reserve builds (releases)	2	(1,910)	(1,908)
Net specific reserve builds (releases)	(138)	(1,727)	(1,865)
Other	33	(920)	(887)
Ending balance	$2,776	$22,679	$25,455
Allowance for loan losses
Determined in accordance with ASC 450-20	$2,429	$15,703	$18,132
Determined in accordance with ASC 310-10-35	284	6,941	7,225
Determined in accordance with ASC 310-30	63	35	98
Total allowance for loan losses	$2,776	$22,679	$25,455
Loans, net of unearned income
Loans collectively evaluated for impairment in accordance with ASC 450-20	$239,849	$377,374	$617,223
Loans individually evaluated for impairment in accordance with ASC 310-10-35	2,776	29,640	32,416
Loans acquired with deteriorated credit quality in accordance with ASC 310-30	112	426	538
Loans held at fair value	4,056	1,231	5,287
Total loans, net of unearned income	$246,793	$408,671	$655,464

Allowance for Credit Losses and Investment in Loans at December 31, 2011

In millions of dollars	Corporate	Consumer	Total
Allowance for loan losses at beginning of year	$5,249	$35,406	$40,655
Charge-offs	(2,000)	(20,699)	(22,699)
Recoveries	386	2,626	3,012
Replenishment of net charge-offs	1,614	18,073	19,687
Net reserve releases	(1,083)	(7,442)	(8,525)
Net specific reserve builds (releases)	(1,270)	1,444	174
Other	(17)	(2,172)	(2,189)
Ending balance	$2,879	$27,236	$30,115
Allowance for loan losses
Determined in accordance with ASC 450-20	$2,408	$18,334	$20,742
Determined in accordance with ASC 310-10-35	420	8,885	9,305
Determined in accordance with ASC 310-30	51	17	68
Total allowance for loan losses	$2,879	$27,236	$30,115
Loans, net of unearned income
Loans collectively evaluated for impairment in accordance with ASC 450-20	$215,778	$390,831	$606,609
Loans individually evaluated for impairment in accordance with ASC 310-10-35	3,994	30,863	34,857
Loans acquired with deteriorated credit quality in accordance with ASC 310-30	191	320	511
Loans held at fair value	3,939	1,326	5,265
Total loans, net of unearned income	$223,902	$423,340	$647,242